Non-Controlling Interests - Schedule of Amounts Attributable to Non-Controlling Interests (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of noncontrolling interests [line items]
Non-controlling interests	£ 152	£ 150
PSA Finance UK Limited [member]
Disclosure of noncontrolling interests [line items]
Non-controlling interests	£ 152	£ 150